Property and Equipment	12 Months Ended
Dec. 31, 2025
HZO, Inc. and Subsidiaries
Property and Equipment
Property and Equipment
6.	Property and Equipment

Property and equipment consisted of the following as of December 31:

	2025	2024
Machinery and equipment	$5,814,929	$15,238,966
Leasehold improvements	1,381,241	2,202,945
Furniture	1,261,196	1,320,869
Electronic equipment	1,282,907	1,766,121
Other assets	2,566,559	2,751,644
Construction in progress	96,865	69,410
Total property and equipment, gross	12,403,697	23,349,955
Accumulated depreciation	(8,576,467)	(16,709,300)
Total property and equipment, net	$3,827,230	$6,640,655

Total depreciation expense on property and equipment was $2,674,222 and $714,540 for the years ended December 31, 2025 and 2024, respectively.